Acquisition of a Subsidiary (Details) - Schedule of consolidated results of operations - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2020	Oct. 31, 2021
Schedule Of Consolidated Results Of Operations Abstract
Net Revenues	$ 2,485,615	$ 3,005,607	$ 2,993,650
Net Loss	$ (2,539,633)	$ 1,197,589	$ 12,802,275
Net Loss per Share (in Dollars per share)	$ (0.12)	$ (0.07)	$ (0.56)